INCOME TAXES - Current and deferred components of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current and deferred components of the income tax expense
Current tax		¥ 245,397	¥ 376,177	¥ 409,657
Deferred tax		(419,994)	26,226	(57,225)
Total	$ (25,079)	¥ (174,597)	¥ 402,403	¥ 352,432